Filer:   JAM Partners, LP

Filing date:  February 1, 2013

SEC accession number:  0001501284-13-000002

Submission type:   Initial 13F-HR

Please disregard the submission described above.
 This 13F-HR filing was filed under an incorrect CIK#.
A new filing has been made under the correct
CIK# - Jolley Asset Management, LLC